Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 275,238	[1]	$ 253,610
Additional liabilities accrued	4,907		4,302
Revisions in estimated cash outflows	(992)		3,706
Disposition of assets	(46,242)		(4,111)
Accretion expense	17,506		17,731
Transferred to Liabilities held for sale	(11,385)
Asset retirement obligation - ending balance	239,032	[1]	275,238	[1]
Other current liabilities
Asset retirement obligation
Asset retirement obligation - ending balance	9,100		37,700
U.S. Cellular
Asset retirement obligation
Asset retirement obligation - beginning balance	195,568	[1]	179,607
Additional liabilities accrued	2,507		635
Revisions in estimated cash outflows	(2,792)		6,268
Disposition of assets	(44,403)		(3,534)
Accretion expense	12,534		12,592
Transferred to Liabilities held for sale	(10,902)
Asset retirement obligation - ending balance	152,512	[1]	195,568	[1]
TDS Telecom
Asset retirement obligation
Asset retirement obligation - beginning balance	75,395	[1]	69,969
Additional liabilities accrued	2,400		3,667
Revisions in estimated cash outflows	1,777		(2,562)
Disposition of assets	(882)		(577)
Accretion expense	4,723		4,898
Transferred to Liabilities held for sale	(177)
Asset retirement obligation - ending balance	83,236	[1]	75,395	[1]
Other
Asset retirement obligation
Asset retirement obligation - beginning balance	4,275	[1]	4,034
Revisions in estimated cash outflows	23
Disposition of assets	(957)
Accretion expense	249		241
Transferred to Liabilities held for sale	(306)
Asset retirement obligation - ending balance	$ 3,284	[1]	$ 4,275	[1]

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million and $37.7 million as of December 31, 2014 and 2013, respectively.